Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses:
Research and development	$ 2,191,834	$ 1,000,769
Research and development - related parties	240,731	2,947,536
General and administrative	15,459,788	11,230,118
General and administrative - related parties	5,612	462,580
Total Operating Expenses	17,897,965	15,641,003
Loss From Operations	(17,897,965)	(15,641,003)
Other (Expenses) Income:
Gain on settlement of liabilities		926,829
Other expense		(146,822)
Interest expense	(26,667)	(186,208)
Loss on extinguishment of convertible notes payable, net		(9,737)
Loss on goodwill impairment	(33,547,278)
Loss on IP R&D impairment	(3,342,084)
Change in fair value of derivative liabilities	15,144,986	(4,677,388)
Change in fair value of accrued issuable equity		9,405
Offering costs allocated to warrant liabilities		604,118
Total Other Expense, Net	(21,771,043)	(4,706,849)
Loss Before Income Taxes	(39,669,008)	(20,347,852)
Income tax benefit	942,749	23,204
Net Loss Attributable to Common Stockholders	(38,726,259)	(20,324,648)
Other Comprehensive (Loss) Income:
Foreign currency translation adjustments	(3,702,963)	180,554
Total Comprehensive Loss	$ (42,429,222)	$ (20,144,094)
Basic Net Loss per Common Share (in Dollars per share)	$ (20.38)	$ (12.96)
Weighted Average Number of Common Shares Outstanding: (in Shares)	1,900,397	1,567,772